Document and Entity Information	0 Months Ended
Mar. 28, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 28, 2014
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Mar. 28, 2014
Document Effective Date	Mar. 28, 2014
Prospectus Date	Mar. 28, 2014
Port Street Quality Growth Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	PSQGX